Lease Accounting - Summary of Supplemental Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash payments for amounts included in the measurement of operating lease liabilities	$ 4,380	$ 3,067	$ 2,449
Right-of-use assets obtained in exchange for operating lease liabilities	$ 3,163	$ 2,710	$ 3,199